INTANGIBLE ASSETS - Summary of reconciliation of intangible assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accumulated Depreciation
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	$ (1,015,502)	$ (640,814)	$ (358,067)
Amortization Expense	(424,080)	(359,822)	(268,499)
Foreign Currency Translation	9,821	(14,866)	(14,248)
Ending balance	(1,429,761)	(1,015,502)	(640,814)
Net Carrying Amount
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	1,004,914	922,379	745,638
Software Development Additions	804,314	424,530	423,959
Purchase of intangibles		13,234
Amortization Expense	(424,080)	(359,822)	(268,499)
Foreign Currency Translation	9,821	4,593	21,281
Ending balance	1,394,969	1,004,914	922,379
GeniusU software platform
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	2,007,182	1,563,193	1,103,705
Software Development Additions	804,314	424,530	423,959
Foreign Currency Translation		19,459	35,529
Ending balance	2,811,496	2,007,182	$ 1,563,193
Trademarks
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	13,234
Purchase of intangibles		13,234
Ending balance	$ 13,234	$ 13,234